VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Communication Services—26.6%
Adevinta ASA (Norway)(1)	1,430,121	$ 15,822
Auto Trader Group plc (United Kingdom)	4,871,211	44,792
Baltic Classifieds Group plc (Lithuania)(2)	29,622,573	89,299
CTS Eventim AG & Co. KGaA (Germany)	272,728	18,847
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	31,142
Infrastrutture Wireless Italiane SpA (Italy)	649,430	8,209
New Work SE (Germany)	139,687	12,152
Rightmove plc (United Kingdom)	7,516,173	55,145
		275,408

Consumer Discretionary—6.3%
Allegro.eu S.A. (Poland)(1)	3,506,621	29,699
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	2,864
Max Stock Ltd. (Israel)	3,806,113	7,306
Mercari, Inc. (Japan)(1)	836,000	15,490
Victorian Plumbing Group plc (United Kingdom)	8,259,254	9,633
		64,992

Consumer Staples—4.1%
Anhui Gujing Distillery Co., Ltd. Class B (China)	779,436	11,858
Heineken Malaysia Bhd (Malaysia)	5,931,800	31,163
		43,021

Energy—1.5%
Pason Systems, Inc. (Canada)	1,266,627	15,457
Financials—17.3%
AJ Bell plc (United Kingdom)	9,017,192	35,976
FinecoBank Banca Fineco SpA (Italy)	2,222,655	33,334
Gruppo MutuiOnline SpA (Italy)	1,040,355	36,637
Hypoport SE (Germany)(1)	106,181	20,724
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	3,565,010	37,262
Nordnet AB publ (Sweden)	689,169	11,684
VNV Global AB (Sweden)(1)	1,935,096	4,029
		179,646

Health Care—4.0%
Haw Par Corp., Ltd. (Singapore)	5,592,812	41,318
Industrials—20.5%
CAE, Inc. (Canada)(1)	1,265,973	27,325
Enento Group Oyj (Finland)(1)	481,060	10,345
Haitian International Holdings Ltd. (China)	11,116,072	27,504
Howden Joinery Group plc (United Kingdom)	3,377,399	35,025
Knorr-Bremse AG (Germany)	309,058	20,062
Lumax International Corp., Ltd. (Taiwan)	2,974,333	8,645
MEITEC Group Holdings, Inc. (Japan)	1,448,000	29,032
MTU Aero Engines AG (Germany)	142,039	30,616
S-1 Corp. (South Korea)	524,541	24,437
		212,991

	Shares	Value

Information Technology—8.6%
Alten S.A. (France)	189,642	$ 28,179
Bouvet ASA (Norway)	4,574,063	27,418
Brockhaus Technologies AG (Germany)(1)(2)	229,329	6,557
FDM Group Holdings plc (United Kingdom)	4,616,728	26,981
		89,135

Materials—6.8%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	48,033
Forterra plc (United Kingdom)	5,165,249	11,640
Ibstock plc (United Kingdom)	5,636,901	10,885
		70,558

Total Common Stocks (Identified Cost $925,991)		992,526

Total Long-Term Investments—95.7% (Identified Cost $925,991)		992,526

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(3)	897,108	897
Total Short-Term Investment (Identified Cost $897)		897

TOTAL INVESTMENTS—95.8% (Identified Cost $926,888)		$993,423
Other assets and liabilities, net—4.2%		43,705
NET ASSETS—100.0%		$1,037,128

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	27%
Germany	11
Lithuania	9
Italy	8
Mexico	5
Japan	5
Norway	4
Other	31
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$992,526	$992,526
Money Market Mutual Fund	897	897
Total Investments	$993,423	$993,423
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3